INVENTORIES	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6: - INVENTORIES

	June 30,	December 31,
	2026	2025

Raw materials	$763	$705
Finished goods	16,734	12,475

	$17,497	$13,180

As of June 30, 2026 and December 31, 2025 , the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 14,371 and $ 10,523 respectively.